UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22712

Premier Multi-Series VIT

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna – 1633 Broadway, New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Schedule of Investments

NFJ Dividend Value Portfolio

September 30, 2014 (unaudited)

Shares		Value*
	COMMON STOCK—98.3%
	Aerospace & Defense—4.5%
12,400	Lockheed Martin Corp.	$2,266,472
16,400	Northrop Grumman Corp.	2,160,864

		4,427,336

	Automobiles—3.4%
228,500	Ford Motor Co.	3,379,515

	Banks—14.0%
37,200	Citigroup, Inc.	1,927,704
86,900	Fifth Third Bancorp	1,739,738
66,400	JPMorgan Chase & Co.	3,999,936
23,900	PNC Financial Services Group, Inc.	2,045,362
77,100	Wells Fargo & Co.	3,999,177

		13,711,917

	Capital Markets—2.0%
16,200	Ameriprise Financial, Inc.	1,998,756

	Chemicals—2.1%
28,900	EI du Pont de Nemours & Co.	2,073,864

	Communications Equipment—3.7%
78,400	Cisco Systems, Inc.	1,973,328
25,500	Harris Corp.	1,693,200

		3,666,528

	Consumer Finance—2.1%
115,956	Navient Corp.	2,053,581

	Diversified Telecommunication Services—6.1%
110,200	AT&T, Inc.	3,883,448
41,500	Verizon Communications, Inc.	2,074,585

		5,958,033

	Electric Utilities—1.9%
35,500	American Electric Power Co., Inc.	1,853,455

	Food & Staples Retailing—1.8%
23,400	Wal-Mart Stores, Inc.	1,789,398

	Health Care Equipment & Supplies—1.9%
25,800	Baxter International, Inc.	1,851,666

	Health Care Providers & Services—2.3%
18,600	WellPoint, Inc.	2,224,932

Schedule of Investments

NFJ Dividend Value Portfolio

September 30, 2014 (unaudited) (continued)

Shares		Value*
	COMMON STOCK (continued)
	Industrial Conglomerates—1.9%
71,700	General Electric Co.	$1,836,954

	Insurance—8.0%
34,200	Allstate Corp.	2,098,854
71,000	MetLife, Inc.	3,814,120
20,700	Travelers Cos., Inc.	1,944,558

		7,857,532

	IT Services—2.1%
158,700	Xerox Corp.	2,099,601

	Metals & Mining—1.2%
78,500	Barrick Gold Corp.	1,150,810

	Multi-line Retail—1.9%
32,600	Macy’s Inc.	1,896,668

	Multi-Utilities—2.1%
54,900	Public Service Enterprise Group, Inc.	2,044,476

	Oil, Gas & Consumable Fuels—15.2%
14,300	Chevron Corp.	1,706,276
47,800	ConocoPhillips	3,657,656
52,200	Marathon Oil Corp.	1,962,198
19,700	Occidental Petroleum Corp.	1,894,155
24,200	Royal Dutch Shell PLC ADR	1,842,346
60,200	Total S.A. ADR	3,879,890

		14,942,521

	Paper & Forest Products—1.8%
37,600	International Paper Co.	1,795,024

	Pharmaceuticals—10.0%
38,400	GlaxoSmithKline PLC ADR	1,765,248
19,900	Johnson & Johnson	2,121,141
33,800	Merck & Co., Inc.	2,003,664
64,100	Pfizer, Inc.	1,895,437
37,700	Teva Pharmaceutical Industries Ltd. ADR	2,026,375

		9,811,865

	Road & Rail—2.3%
20,600	Norfolk Southern Corp.	2,298,960

	Semiconductors & Semiconductor Equipment—2.0%
56,600	Intel Corp.	1,970,812

	Software—4.0%
58,600	CA, Inc.	1,637,284
49,000	Microsoft Corp.	2,271,640

		3,908,924

	Total Common Stock (cost—$78,151,032)	96,603,128

Schedule of Investments

NFJ Dividend Value Portfolio

September 30, 2014 (unaudited) (continued)

Principal Amount (000s)		Value*
	Repurchase Agreements—1.0%
$1,000	State Street Bank & Trust Co., dated 9/30/14, 0.00%, due 10/1/14, proceeds $1,000,000; collateralized by U.S. Treasury Bond, 5.00%, due 5/15/37, valued at $1,025,100 including accrued interest (cost—$1,000,000)	$1,000,000

	Total Investments (cost—$79,151,032) (a)—99.3%	97,603,128
	Other assets less liabilities—0.7%	659,356

	Net Assets—100.0%	$98,262,484

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Portfolio’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. The market value for NASDAQ Global Market securities and NASDAQ Capital Market securities may also be calculated using the NASDAQ Official Closing Price instead of the last reported sales price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees (the “Board”) has adopted procedures for valuing portfolio securities and other financial instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to Allianz Global Investors Fund Management LLC (the “Investment Manager”) and NFJ Investment Group LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Trust’s Valuation Committee was established by the Board to oversee the implementation of the Portfolio’s valuation methods and to make fair value determinations on behalf of the Board, as instructed by the Board. The Sub-Adviser monitors the continued appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing premium or discount based on their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Portfolio to value investments may differ from the value that would be realized if the investments were sold, and these differences could be material. The Portfolio’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	At September 30, 2014, the cost basis of portfolio securities for federal income tax purposes was $79,175,325. Gross unrealized appreciation was $20,058,035; gross unrealized depreciation was $1,630,232; and net unrealized appreciation was $18,427,803. Difference between book and tax cost was attributable to wash sale loss deferrals.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Portfolio has the ability to access

•

Level 2 – valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs

•

Level 3 – valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and securities whose price was determined by using a single broker’s quote)

The valuation techniques used by the Portfolio to measure fair value during the nine months ended September 30, 2014 were intended to maximize the use of observable inputs and to minimize the use of unobservable inputs.

The Portfolio’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to the fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Investments categorized as Level 1 or 2 as of period end may have been transferred between Level 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Portfolio generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with accounting principles generally accepted in the United States of America.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

A summary of the inputs used at September 30, 2014 in valuing the Portfolio’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 09/30/14
Investments in Securities—Assets
Common Stock	$96,603,128	—	—	$96,603,128
Repurchase Agreements	—	$1,000,000	—	1,000,000

Totals	$96,603,128	$1,000,000	—	$97,603,128

At September 30, 2014, there were no transfers between Levels 1 and 2.

Glossary:

ADR—American Depositary Receipt

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Premier Multi-Series VIT

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: November 17, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: November 17, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian Sluyters
Julian Sluyters,
President & Chief Executive Officer

Date: November 17, 2014

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna,
Treasurer, Principal Financial & Accounting Officer

Date: November 17, 2014